Regulatory Capital Financial Instruments (Details) - Schedule of movements of subordinated bonds - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of movements of subordinated bonds [Abstract]
Balances as of January 1,	$ 1,733,869	$ 1,461,637
New issues/placements		101,503
Accrued interest at effective interés rate	3,947	6,563
Readjustments accrued by UF or exchange rate	70,550	172,941
Others	5,572	(8,775)
Balances as of December 31,	$ 1,813,939	$ 1,733,869